Investment Transactions - Additional Information (Details)	6 Months Ended
Jun. 30, 2023 USD ($)
Investment Company [Abstract]
Payment for the purchase of securities operating activities	$ 11,312,703
Proceeds from sale of securities operating activities	$ 229,613